Cover - shares	9 Months Ended
	Sep. 30, 2023	Nov. 09, 2023
Cover [Abstract]
Document Type	10-Q/A
Document Quarterly Report	true
Document Period End Date	Sep. 30, 2023
Document Transition Report	false
Entity File Number	001-40215
Entity Registrant Name	Instil Bio, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	83-2072195
Entity Address, Address Line One	3963 Maple Avenue, Suite 350
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75219
City Area Code	972
Local Phone Number	499-3350
Title of 12(b) Security	Common Stock, $0.000001 par value per share
Trading Symbol	TIL
Security Exchange Name	NASDAQ
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding		130,079,097
Amendment Flag	false
Entity Central Index Key	0001789769
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2023